iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Equipment  —  82 .1%
Abbott Laboratories ........................ 7,760,423 $ 846,041,315
AngioDynamics, Inc.
(a)
...................... 202,704 2,114,203
Artivion, Inc.
(a)
............................ 214,577 3,688,579
AtriCure, Inc.
(a) (b)
.......................... 248,008 12,241,675
Axogen, Inc.
(a)
............................ 225,276 2,056,770
Axonics, Inc.
(a) (b)
........................... 264,496 13,349,113
Baxter International, Inc. ..................... 2,650,473 120,755,550
Becton Dickinson & Co. ..................... 1,028,434 271,516,860
Boston Scientific Corp.
(a)
..................... 5,116,411 276,746,671
Butterfly Network, Inc. , Class A
(a) (b)
.............. 775,032 1,782,574
CONMED Corp. ........................... 160,057 21,750,146
Dexcom, Inc.
(a) (b)
.......................... 2,031,074 261,013,320
Edwards Lifesciences Corp.
(a) (b)
................ 3,107,355 293,116,797
Enovis Corp.
(a)
............................ 250,760 16,078,731
Envista Holdings Corp.
(a)
..................... 857,599 29,021,150
GE HealthCare Technologies, Inc.
(b)
............. 2,048,882 166,451,174
Glaukos Corp.
(a) (b)
.......................... 252,147 17,955,388
Globus Medical, Inc. , Class A
(a) (b)
............... 418,433 24,913,501
Hologic, Inc.
(a) (b)
........................... 1,289,570 104,416,483
IDEXX Laboratories, Inc.
(a) (b)
.................. 434,917 218,428,365
Inari Medical, Inc.
(a) (b)
....................... 269,094 15,645,125
Inspire Medical Systems, Inc.
(a)
................ 152,851 49,621,549
Insulet Corp.
(a) (b)
........................... 365,181 105,296,290
Integer Holdings Corp.
(a) (b)
.................... 174,679 15,478,306
Integra LifeSciences Holdings Corp.
(a) (b)
........... 374,061 15,385,129
Intuitive Surgical, Inc.
(a)
...................... 1,355,624 463,542,071
iRhythm Technologies, Inc.
(a) (b)
................. 159,345 16,622,870
LeMaitre Vascular, Inc. ...................... 102,361 6,886,848
LivaNova PLC
(a)
........................... 282,264 14,516,838
Masimo Corp.
(a) (b)
.......................... 254,423 41,865,305
Medtronic PLC ........................... 5,937,301 523,076,218
Nevro Corp.
(a) (b)
........................... 188,021 4,779,494
Novocure Ltd.
(a) (b)
.......................... 478,133 19,842,519
NuVasive, Inc.
(a)
........................... 275,337 11,451,266
Omnicell, Inc.
(a) (b)
.......................... 235,812 17,372,270
Orthofix Medical, Inc.
(a)
...................... 182,251 3,291,453
Outset Medical, Inc.
(a) (b)
...................... 258,431 5,651,886
Paragon 28, Inc.
(a) (b)
........................ 142,604 2,529,795
Penumbra, Inc.
(a) (b)
......................... 200,431 68,960,290
PROCEPT BioRobotics Corp.
(a) (b)
............... 172,632 6,102,541
QuidelOrtho Corp.
(a) (b)
....................... 282,627 23,418,473
ResMed, Inc. ............................ 769,865 168,215,502
Senseonics Holdings, Inc.
(a) (b)
.................. 2,478,486 1,891,333
Shockwave Medical, Inc.
(a)
.................... 191,908 54,772,462
Security Shares Value
a
Health Care Equipment (continued)
SI-BONE, Inc.
(a)
........................... 162,538 $ 4,385,275
Silk Road Medical, Inc.
(a) (b)
.................... 203,309 6,605,509
STERIS PLC ............................. 520,213 117,037,521
Stryker Corp. ............................ 933,201 284,710,293
Surmodics, Inc.
(a)
.......................... 73,157 2,290,546
Tandem Diabetes Care, Inc.
(a) (b)
................ 339,248 8,325,146
Teleflex, Inc. ............................. 246,117 59,567,697
TransMedics Group, Inc.
(a) (b)
................... 170,893 14,351,594
Treace Medical Concepts, Inc.
(a) (b)
............... 183,514 4,694,288
Varex Imaging Corp.
(a) (b)
..................... 212,081 4,998,749
Zimmer Biomet Holdings, Inc. ................. 1,092,827 159,115,611
5,025,736,427
a
Health Care Supplies  —  0 .2%
STAAR Surgical Co.
(a) (b)
...................... 253,730 13,338,586
a
Life Sciences Tools & Services  —  17 .4%
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
........... 111,848 42,403,814
Bruker Corp. ............................. 522,781 38,643,971
NanoString Technologies, Inc.
(a) (b)
............... 233,423 945,363
Thermo Fisher Scientific, Inc.
(b)
................. 1,721,363 898,121,145
Waters Corp.
(a) (b)
.......................... 309,318 82,445,620
1,062,559,913
a
Total Long-Term  Investments — 99.7%
(Cost: $ 5,998,144,293 ) ............................... 6,101,634,926
a
Short-Term Securities
Money Market Funds  —  3 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.31%
(c) (d) (e)
............................ 196,049,576 196,088,786
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................. 11,986,302 11,986,302
a
Total Short-Term Securities — 3.4%
(Cost: $ 208,029,739 ) ................................ 208,075,088
Total Investments — 103.1%
(Cost: $ 6,206,174,032 ) ............................... 6,309,710,014
Liabilities in Excess of Other Assets — ( 3 .1 ) % ............... (190,302,322)
Net Assets — 100.0% ................................. $ 6,119,407,692
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
U.S. Medical Devices ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 221,986,069  $ —  $ (25,874,543)
(a)
$ (23,303) $ 563  $ 196,088,786  196,049,576  $ 146,172
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 5,113,089  6,873,213
(a)
—  —  —  11,986,302  11,986,302  100,335  —
$ (23,303) $ 563
$ 208,075,088
$ 246,507  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 94 09/15/23 $ 12,729 $ 133,607
E-Mini Technology Select Sector Index ....................................................... 22 09/15/23 3,896 79,245
$ 212,852

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,101,634,926  $ —  $ —  $ 6,101,634,926
Short-Term Securities
Money Market Funds ...................................... 208,075,088  —  —  208,075,088
$ 6,309,710,014  $ —  $ —  $ 6,309,710,014
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 212,852  $ —  $ —  $ 212,852
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)